Depreciation Included in Property Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation	$ 289.4	$ 265.6	$ 253.0
Cost of Sales
Property, Plant and Equipment [Line Items]
Depreciation	258.7	237.2	225.4
Selling, General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation	8.0	8.2	8.2
Research, Development and Engineering Expenses
Property, Plant and Equipment [Line Items]
Depreciation	$ 22.7	$ 20.2	$ 19.4